CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320
Seattle, Washington 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2017

Date of reporting period: December 31, 2017

ITEM 1.	REPORTS TO SHAREHOLDERS.

[Kavilco Incorporated Letterhead]

February 23, 2018

Dear Shareholder,

Enclosed are the annual audited financial statements for the year ended December 31, 2017. Our accountants, Peterson Sullivan LLP have conducted the audit.

The financial statements are presented in a format that all investment companies must adhere to pursuant to Security and Exchange Commission requirements and Generally Accepted Accounting Principles. In an investment company, the primary objective of the financial statements is to show how the net asset value changed throughout the year (net asset value is defined as the value of securities owned, cash, receivables and other assets less liabilities). We realize the statements are esoteric to say the least. However, to make the financial information more meaningful, we have highlighted some information below to assist you in interpreting the terminology in the financial statement

STATEMENT OF ASSETS AND LIABILITIES

This statement reflects everything the corporation owns or is obliged to pay as of December 31, 2017. Assets and liabilities are stated in terms of current market value.

SCHEDULE OF INVESTMENTS

Kavilco's investment in securities portfolio is focused primarily on large cap dividend equity investments and fixed income investments. Bonds carry a stated interest rate and maturity date. Federal, state and municipal governments, along with corporations, can issue bonds. The fair value of most stocks, rise and fall daily. A chart regarding Kavilco’s investment in securities is included.

STATEMENT OF OPERATIONS

The Statement of Operations is an analysis of all income and expense that the corporation incurred during the year. The aggressive actions of the Federal Reserve have had a beneficial impact on our bond portfolio. We anticipate the exceptional volatility in the bond market will be with us for some time. However, valuation changes in the portfolio do not impact the dividends you receive.

STATEMENT OF CHANGES IN NET ASSETS

What happened to our assets during the year? This statement shows all increases and decreases in our assets. Except for the dividends to shareholder accounts, this is identical to the Statement of Operations.

FINANCIAL HIGHLIGHTS

This schedule is a comparative analysis that combines all previously discussed statements in terms of one share of stock.

NOTES AND TAX INFORMATION TO THE FINANCIAL STATEMENTS

The notes are an integral part of the financial statements and provide information that will give the shareholder a complete summary of the operation.

Sincerely,

KAVILCO INCORPORATED

/s/ Louis L. Jones, Sr.

Louis L. Jones, Sr., President

LLJ:cmd

encl.

KAVILCO INCORPORATED FINANCIAL STATEMENTS DECEMBER 31, 2017

C O N T E N T S

Page

INDEPENDENT AUDITORS' REPORT 1

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2

SCHEDULE OF INVESTMENTS 3 through 8

STATEMENT OF OPERATIONS 9

STATEMENTS OF CHANGES IN NET ASSETS 10

FINANCIAL HIGHLIGHTS 11

NOTES TO FINANCIAL STATEMENTS 12 through 18

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors

Kavilco Incorporated

Kasaan, Alaska

We have audited the accompanying financial statements of Kavilco Incorporated, which comprise the statement of assets and liabilities, including the schedule of investments as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2017 and 2016, the financial highlights for each of the five years that ended prior to and including December 31, 2017, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kavilco Incorporated as of December 31, 2017, and the results of its operations for the year then ended, the changes in net assets for the years ended December 31, 2017 and 2016, and the financial highlights for each of the five years that ended prior to and including December 31, 2017, in accordance with accounting principles generally accepted in the United States.

February 15, 2018

KAVILCO INCORPORATED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in securities, at fair value (cost $33,805,863)	$ 34,936,705
Real estate, at fair value (cost $1,054,089)	5,939,905
Cash and cash equivalents	34,042
Interest receivable	64,689
Dividends receivable	53,813
Premises and equipment, net	18,786
Prepaid expenses and other assets	22,531
Total assets	41,070,471
LIABILITIES
Accounts payable and accrued expenses	34,779
Dividends payable	163,312
Total liabilities	198,091
NET ASSETS	$ 40,872,380
Net assets consist of:
Distributable earnings	$ 6,174,102
Contributed capital	34,698,278
Total net assets	$ 40,872,380
Net asset value per share of Class A and Class B common
stock ($40,872,380 divided by 12,000 shares outstanding)	$ 3,406

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS

December 31, 2017

	Principal Amount or Shares		Fair Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds - 6.0%
American Depository Receipts - 0.6%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000		$ 263,610
Total American Depository Receipts			263,610
Consumer Staples - 0.9%
Yum! Brands Inc, 5.300%, due September 15, 2019	355,000		369,200
Total Customer Staples			369,200
Energy - 1.6%
Hess Corp., 8.125%, due February 15, 2019	199,000		210,876
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000		462,139
Total Energy			673,015
Information Technology - 0.9%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000		105,012
Oracle Corp., 5.000%, due July 8, 2019	250,000		260,930
Total Information Technology			365,942
Transportation - 1.3%
FedEx Corp., 8.000%, due January 15, 2019	500,000		529,190
Total Transportation			529,190
Utilities - 0.6%
Metropolitan Edison, 7.700%, due January 15, 2019	250,000		263,460
Total Utilities			263,460
Total U.S. Corporate Bonds (Cost $2,403,846)			2,464,417
U.S. Common Stock - 72.5%
American Depository Receipts - 1.8%
Atlantic Power Corp.	2,700		$ 6,345
Eaton Corp, PLC	1,400		110,614
Enbridge Inc.	5,215		203,959
Invesco Limited	3,300		120,582
Obsidian Energy Ltd.	3,400		4,216
Royal Dutch Shell, PLC	2,800		191,212
Sanofis-Aventis	600		25,800
Unilever PLC	800		44,272
Wheaton Precious Metals	700		15,491
Total American Depository Receipts			722,491
Consumer Discretionary - 0.6%
Genuine Parts Co.	2,400		228,024
Total Consumer Discretionary			228,024
Consumer Staples - 1.8%
Coca Cola Company	6,700		307,396
The Kraft Heinz Company	4,900		381,024
Mondelez International, Inc.	1,500		64,200
Total Consumer Staples			752,620
Energy - 2.2%
Chevron Corp.	1,800		225,342
Diamond Offshore Drilling, Inc.	1,515		28,164
Exxon Mobil Corp.	2,400		200,736
Hollyfrontier Corp.	3,400		174,148
Kinder Morgan, Inc.	14,119		255,130
Total Energy			883,520
Financials - 20.0%
AvalonBay Communities, Inc.	1,750		$ 312,218
Digital Realty Trust, Inc.	2,350		267,665
EPR Properties	1,900		124,374
Equity Residential Properties Trust	3,000		191,310
Essex Property Trust, Inc.	400		96,548
HCP, Inc.	4,600		119,968
Healthcare Realty Trust, Inc.	5,425		174,251
Highwoods Properties, Inc.	1,300		66,183
Hospitality Properties Trust	13,400		399,990
Iron Mountain Inc.	5,100		192,423
Lamar Advertising Company	4,250		315,520
Liberty Properties Trust	13,540		582,356
LTC Properties, Inc.	7,330		319,222
Mack Cali Rlty Corp.	5,600		120,736
National Retail Properties, Inc.	1,470		63,401
Omega Healthcare Investors, Inc.	5,831		160,586
Public Storage Inc.	1,000		209,000
Quality Care Properties Inc.	920		12,705
Realty Income Corp.	12,255		698,780
Redwood Trust, Inc.	2,600		38,532
RMR Group, Inc., The	274		16,248
Sabra Health Care REIT, Inc.	2,970		55,747
Senior Housing Properties Trust	10,400		199,160
Stag Industrial, Inc.	14,530		397,105
Sun Communities, Inc.	4,305		399,418
T Rowe Price Group Inc.	5,300		556,129
Tanger Factory Outlet Center	4,300		113,993
Ventas, Inc.	8,700		522,087
Vornado Realty Trust	2,500		195,450
Washington REIT	6,600		205,392
Wells Fargo & Co.	7,740		469,586
Welltower, Inc.	8,810		561,814
Total Financials			8,157,897
Health Care - 4.0%
Amgen Inc.	2,380		413,882
Bristol Myers Squibb	6,900		422,832
Eli Lilly & Co.	2,500		211,150
Merck & Co., Inc.	6,695		376,728
Pfizer, Inc.	6,000	#	217,320
Total Healthcare			1,641,912
Industrials - 2.2%
General Electric Co.	24,550		$ 428,398
Pitney Bowes, Inc.	3,000		33,540
United Parcel Service	3,670		437,281
Total Industrials			899,219
Information Technology - 2.7%
Cisco Systems, Inc.	6,250		239,375
International Business Machines (IBM) Corp.	1,150		176,433
Paychex, Inc.	9,925		675,694
Total Information Technology			1,091,502
Master Limited Partnerships - 7.8%
Amerigas Partners LP	7,230		334,243
Blackstone Group LP	6,100		195,322
Boardwalk Pipeline Partners LP	10,218		131,912
Buckeye Partners LP	6,472		320,688
CVR Partners LP	4,760		15,613
Enbridge Energy Partners LP	3,700		51,097
Energy Transfer Partners LP	12,468		223,427
Enterprise Products Partners LP	15,100		400,301
KKR & Co. LP	2,370		49,912
Magellan Midstream Partners LP	7,600		539,144
MPLX LP	2,180		77,325
Nustar Energy LP	4,100		122,795
Plains All American Pipeline LP	3,914		80,785
Spectra Energy Partners LP	6,866		271,482
Suburban Propane Partners LP	3,200		77,504
TC Pipelines LP	2,300		122,130
Terra Nitrogen Company LP	225		17,957
Williams Partners LP	4,541		176,100
Total Master Limited Partnerships			3,207,737
Materials - 0.3%
International Paper Co.	1,900		110,086
Total Materials			110,086
Mutual Funds - 0.9%
Blackrock Global Floating Rate Income Fund	3,179		44,252
John Hancock Preferred Income Fund	3,284		70,343
iShares Investment Grade Corp. Bonds	640		77,798
iShares US Preferred ETF	2,516		95,784
SPDR Barclays High Yield Bond ETF	2,600		95,472
Total Mutual Funds			383,649
Telecommunication Services - 7.0%
AT & T, Inc.	29,570		$ 1,149,682
Centurylink, Inc.	6,900		115,092
Consolidated Communications	9,600		117,024
Verizon Communications	28,300		1,497,919
Total Telecommunication Services			2,879,717
Utilities - 21.2%
Alliant Energy Corp.	12,400		528,364
American Electric Power, Inc.	8,240		606,217
Atmos Energy Corp.	1,500		128,835
Centerpoint Energy, Inc.	16,200		459,432
Consolidated Edison, Inc.	8,100		688,095
Dominion Res, Inc.	10,900		883,554
Duke Energy Corp.	9,095		764,980
Entergy Corp.	2,870		233,589
Eversource Energy	10,481		662,190
Exelon Corp.	6,500		256,165
Firstenergy Corp.	1,255		38,428
NextEra Energy, Inc.	2,500		390,475
PPL Corporation	10,445		323,273
Public Service Enterprise Group, Inc.	12,000		618,000
Scana Corp.	700		27,846
Sempra Energy Corp.	1,740		186,041
Southern Company	12,530		602,568
WEC Energy Group, Inc.	10,840		720,101
Xcel Energy, Inc.	11,670		561,444
Total Utilities			8,679,597
Total U.S. Common Stock (Cost $28,567,700)			29,637,971
Cash Equivalents - 6.9%
Total Cash Equivalents (Cost $2,834,317)			2,834,317
TOTAL INVESTMENT IN SECURITIES (Cost $33,805,863)			$ 34,936,705

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS

December 31, 2017

(continued)

The following graph summarizes the Company's investments at December 31, 2017:

KAVILCO INCORPORATED

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

Investment Income
Dividends	$ 1,189,587
Interest	328,479
Total investment income	1,518,066
Expenses
Salaries and benefits	356,991
Directors' compensation and expenses	235,801
Insurance	78,408
Office and equipment leases	68,214
General and administrative	60,755
Professional fees	39,323
Custodian	12,952
Total expenses	852,444
Net investment income	665,622
Realized and Unrealized Gain (Loss) on Investments and Real Estate
Net realized gain on investments	425,909
Net change in unrealized appreciation on real estate	163,146
Net change in unrealized appreciation on investments	(204,863)
Total realized gain and unrealized appreciation on investments
and real estate	384,192
Net operating income	1,049,814
Other Income and Expense, net	122,639
Net increase in net assets resulting from operations	$ 1,172,453

KAVILCO INCORPORATED

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31, 2017 and 2016

	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 665,622	$ 819,138
Net realized gain on investments	425,909	228,216
Net change in unrealized appreciation on real estate	163,146	1,569,126
Other income and expense, net	122,639	168,202
Net change in unrealized appreciation on investments	(204,863)	2,221,549
Net increase in net assets resulting from operations	1,172,453	5,006,231
Dividends and Distributions to Shareholders	(1,200,001)	(1,260,001)
Total increase (decrease) in net assets	(27,548)	3,746,230
Net Assets
Beginning of year	40,899,928	37,153,698
End of year (includes undistributed ordinary income
of $157,444 and $143,275, respectively)	$ 40,872,380	$ 40,899,928

KAVILCO INCORPORATED

FINANCIAL HIGHLIGHTS

For the Years Ended December 31, 2017 to 2013

Per share operating performance (for a share of Class A and Class B capital stock outstanding):
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$ 3,408	$ 3,096	$ 3,381	$ 3,321	$ 3,376
Income from investment and real estate operations
Net investment income	56	68	72	83	80
Net realized and unrealized appreciation (depreciation)
on investment and real estate transactions	32	335	(267)	64	(36)
Net other income	10	14	17	16	15
Total from investment and real estate operations	98	417	(178)	163	59
Less: dividends and distributions	(100)	(105)	(107)	(103)	(114)
Net asset value, end of year	$ 3,406	$ 3,408	$ 3,096	$ 3,381	$ 3,321
Total return	2.88%	12.24%	(5.77)%	4.82%	1.78%
Supplemental Data
Net assets, end of period (in thousands)	$ 40,872	$ 40,900	$ 37,154	$ 40,577	$ 39,870
Ratio to average net assets
Expenses	2.08%	2.08%	2.29%	2.03%	2.02%
Net investment income	1.63%	2.10%	2.24%	2.46%	2.39%
Portfolio turnover rate	29.18%	15.39%	8.85%	11.00%	16.07%

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Kavilco Incorporated ("the Company") is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA, the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. The Company was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the State of Alaska under provisions of ANCSA.

On November 1, 1989, the Company began to operate as a self managed, closed end management investment company, as defined by the Investment Company Act of 1940 ("the Act"). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend, distribution policies, operations, and reporting requirements. The Company's investment decisions, which focus primarily on large cap dividend equity investments and fixed income investments, are made by management under the direction of the Board of Directors.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with banks. The Company considers all highly liquid instruments with a maturity of three months or less to be cash equivalents. The Company has cash balances in excess of federally insured limits.

Valuation of Investments

All investments are recorded at estimated fair value, as described in Note 3.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the last in, first out ("LIFO") method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex dividend date. Unrealized gains and losses are included in the statement of operations.

Federal Income Taxes

The Company files income tax returns in the U.S. federal jurisdiction and Alaska State.

The Company's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute at least 90% of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Company.

The Company records a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. No liability has been recorded for uncertain tax positions or related interest or penalties as of December 31, 2017.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

Directors' Compensation and Expenses

Each member of the Board of Directors receives compensation for each board meeting attended during the year, in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to Board meetings. In addition to meeting related expenses, the Company pays for the medical and dental insurance of certain directors.

Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued, which was February 15, 2018.

Note 3. Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market based measurement determined based on assumptions that market participants would use in pricing an asset or liability. There are three levels that prioritize the inputs used in measuring fair value as follows:

•	Level 1: Observable market inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: Observable market inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3: Unobservable inputs where there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets measured at fair value, including a general description of the asset:

Equity securities (common stock)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Corporate bonds

The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Real estate

Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Fair value of real estate is determined by management based on a Certified Forester's opinion as to the current value and status of the land, along with other factors. Other relevant factors include the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. Real estate is included in Level 3 of the fair value hierarchy.

The following table presents information about the Company's investments in securities and real estate measured at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Balance
Investments in securities
U.S. corporate bonds	$ -	$ 2,464,417	$ -	$ 2,464,417
U.S. common stock	29,637,971			29,637,971
Money market fund	2,834,317			2,834,317
	$ 32,472,288	$ 2,464,417	$ -	$ 34,936,705
Real estate	$ -	$ -	$ 5,939,905	$ 5,939,905

The Company recognizes transfers between Level 1 and 2 at the end of the reporting period. As of
December 31, 2017, no significant transfers between Level 1 or 2 occurred.

At December 31, 2017, there were no realized gain (loss), cost or purchases, proceeds from sales, or transfers in or out of Level 3 at the end of the reporting period. Refer to Note 4 (Real Estate) for a description of unrealized gain of $163,146 in the value of real estate during 2017.

Note 4. Real Estate

At December 31, 2017, the Company owns fee title to the surface estate of 22,946 acres of real estate located in southeast Alaska.

As of December 31, 2017, there is no commercially viable timber on the real estate and the Company has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

The financial statements include real estate valued at $5,939,905 in 2017, the value of which was determined by an independent appraisal. The value at December 31, 2017, represents an increase of $163,146 from the value at December 31, 2016, of $5,776,759. The Board approved this fair value estimate of the real estate.

Note 5. Trading Risk

In the normal course of business, the Company enters into financial transactions involving instruments where there is risk of potential loss due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Company's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Company's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. The Company's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Company seeks to control such credit risk by maintaining deposits with only high quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

Note 6. Investment Transactions

Purchases of investment securities (common stock and publicly traded partnerships) aggregated $11,440,323 for the year ended December 31, 2017, and sales and maturities of investment securities (consisting of corporate bonds and common stock) aggregated $9,291,969 for the year ended
December 31, 2017.

The U.S. federal income tax basis of the Company's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $3,399,217 and $2,268,375, respectively, as of December 31, 2017.

Note 7. Premises and Equipment

The following is a summary of premises and equipment at December 31, 2017:

Building	$ 170,601
Furniture, fixtures, and equipment	79,836
250,437
Less: accumulated depreciation	(231,651)
$ 18,786

All assets are recorded at cost less accumulated depreciation. Depreciation is computed on the straight line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $5,251 for the year ended December 31, 2017.

Note 8. Lease Obligation

The Company leases office space under a noncancelable operating lease agreement, which terminates on September 30, 2021. Pursuant to the lease agreement, the Company paid a lease deposit of $3,528, which will be credited to the last month's rent. Future minimum lease commitments under this noncancelable operating lease are as follows:

2018	$ 39,150
2019	40,310
2020	41,470
2021	31,755
$ 152,685

Rent expense for the year ended December 31, 2017, was $40,203.

Note 9. Net Assets

Upon organization of the Company, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising
120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non Native persons who inherit stock or are gifted stock.

The Company's capital structure is as follows:

•	Common stock:

-   Class A, no par value Authorized, 1,000,000 shares; issued and outstanding, 10,962.83 shares

-	Class B, no par value Authorized, 500,000 shares; issued and outstanding, 1,037.17 shares

Note 10. Dividends and Distributions to Shareholders

On March 3, 2017, a distribution of $17.00 per share was declared. The dividend was paid on
March 16, 2017, to shareholders of record on March 6, 2017.

On November 2, 2017, a distribution of $83.00 per share was declared. The dividend was paid on
November 14, 2017, to shareholders of record on November 3, 2017.

The tax character of distributions paid during 2017 and 2016 was as follows:

	2017	2016
Distributions paid from:
Ordinary income	$ 994,366	$ 764,133
Long-term capital gain	205,635	495,868
	$ 1,200,001	$ 1,260,001

As of December 31, 2017 and 2016, the components of distributable earnings on a tax basis were as follows:

	2017	2016
Undistributed ordinary income	$ 157,444	$ 143,275
Net unrealized appreciation on:
Investments	1,130,842	1,335,699
Real estate	4,885,816	4,722,670
	$ 6,174,102	$ 6,201,644

Note 11. Schedule of Investments

Investments are categorized by type, country, and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 12. Pension Plan

Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant's compensation to the plan. The Company's contributions during the year ended December 31, 2017, totaled $44,735.

Note 13. Other Income and Expense

The Company earned income of $106,320 and $154,560 for the years ended December 31, 2017 and 2016, respectively, as a result of ANCSA Section 7(i), which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations, which then redistribute under Section 7(j) 50% of such amounts to the village corporations and at large shareholders.

Other income also includes $16,319 and $13,642 of lease and rental income for the years ended
December 31, 2017 and 2016, respectively.

 ITEM 2. CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco’s stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco’s stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the period covering the fiscal years ended December 31, 2017 and 2016, Peterson Sullivan performed the following professional services.

	2017	2016
Audit fees	$21695	$16,937
Audit related fees	0	0
Tax fees	$6,645	$7,760

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR/A.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors adopted the following resolution during the November 2003 board meeting.

Kavilco Incorporated Resolution 11-14-03b: Proxy Voting Policies

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.
          RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management’s recommendations on corporate proposals that appear on the proxy.
          RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.
          RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco’s web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ John Campbell
John Campbell, Secretary

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure requirement is not applicable to registrant .

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Certification of President

12 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: February 28, 2018